Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Frank Value Fund – Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Class
Account Value	$ 14,415	$ 14,415	$ 14,415	$ 13,257	$ 11,752	$ 11,289	$ 12,041	$ 12,794	$ 10,826	$ 10,247	$ 9,378	$ 9,263	$ 9,552	$ 9,263	$ 9,205	$ 9,263	$ 9,321	$ 9,610	$ 9,378	$ 9,378	$ 9,494	$ 9,668	$ 9,668
Average Annual Return, Percent	10.42%	8.88%	3.93%
Frank Value Fund – Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,415	$ 14,415	$ 14,415	13,257	11,752	11,289	12,041	12,794	10,826	10,247	9,378	9,263	9,552	9,263	9,205	9,263	9,321	9,610	9,378	9,378	9,494	9,668	9,668
Average Annual Return, Percent	9.66%	8.07%	3.16%
Frank Value Fund – Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,415	$ 14,415	$ 14,415	13,257	11,752	11,289	12,041	12,794	10,826	10,247	9,378	9,263	9,552	9,263	9,205	9,263	9,321	9,610	9,378	9,378	9,494	9,668	9,668
Average Annual Return, Percent	10.64%	9.15%	4.20%
West Hills Core Fund
Account Value [Line Items]
Line Graph and Table Measure Name	West Hills Core Fund
Account Value	$ 14,415	$ 14,415	$ 14,415	13,257	12,504	11,289	10,999	12,794	11,636	10,247	9,494	9,263	9,263	9,263	9,147	9,263	8,973	9,321	9,494	9,378	9,726	9,668	9,668
Average Annual Return, Percent	13.91%	8.81%	3.76%
Camelot Event-Drive Fund – Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,459	$ 13,459	$ 13,459	13,234	13,178	13,123	12,742	12,742	12,635	10,630	8,981	9,487	9,407	8,757	8,981	8,683	8,538	8,255	8,083	7,750	8,221	8,117	8,255
Average Annual Return, Percent	(2.59%)	8.94%	6.74%
Camelot Event-Drive Fund – Class A | Without Sales Load [Member]
Account Value [Line Items]
Average Annual Return, Percent	3.07%	10.17%	7.33%
Camelot Event-Drive Fund – Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,459	$ 13,459	$ 13,459	13,234	13,178	13,123	12,742	12,742	12,635	10,630	8,981	9,487	9,407	8,757	8,981	8,683	8,538	8,255	8,083	7,750	8,221	8,152	8,255
Average Annual Return, Percent	3.34%	10.50%	7.63%
S&P 500 Total Return Index, FRNKX
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,863	$ 20,863	$ 20,863	19,917	18,026	17,636	18,415	20,140	18,026	16,524	12,240	13,686	13,909	12,629	13,575	13,353	11,628	11,294	10,293	10,070	10,404	10,293	9,959
Average Annual Return, Percent	24.56%	15.03%	12.85%
S&P 500 Total Return Index, FNKCX
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,863	$ 20,863	$ 20,863	19,917	18,026	17,636	18,415	20,140	18,026	16,524	12,240	13,686	13,909	12,629	13,575	13,353	11,628	11,294	10,293	10,070	10,404	10,293	9,959
Average Annual Return, Percent	24.56%	15.03%	12.85%
S&P 500 Total Return Index, FNKIX
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 20,863	$ 20,863	$ 20,863	19,917	18,026	17,636	18,415	20,140	18,026	16,524	12,240	13,686	13,909	12,629	13,575	13,353	11,628	11,294	10,293	10,070	10,404	10,293	9,959
Average Annual Return, Percent	24.56%	15.03%	12.85%
S&P 500 Total Return Index, LEBOX
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,112	$ 33,112	$ 33,112	27,034	24,139	22,576	23,908	27,960	23,155	19,045	18,003	17,425	15,746	13,778	14,878	14,183	12,910	11,925	11,057	10,594	10,536	10,363	9,668
Average Annual Return, Percent	24.56%	15.03%	12.85%
S&P 500 Total Return Index, EVDAX
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 22,410	$ 22,410	$ 22,410	21,305	19,666	16,338	16,269	19,666	17,257	15,017	12,742	12,904	11,565	10,408	10,948	10,585	10,106	9,487	8,943	8,831	8,757	8,611	8,396
Average Annual Return, Percent	24.56%	15.03%	12.85%
S&P 500 Total Return Index, EVDIX
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 22,410	$ 22,410	$ 22,410	21,305	19,666	16,338	16,269	19,666	17,257	15,017	12,742	12,904	11,565	10,408	10,948	10,585	10,106	9,487	8,943	8,831	8,757	8,683	8,396
Average Annual Return, Percent	24.56%	15.03%	12.85%
Russell Mid Cap Value Index, FRNKX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 33,112	$ 33,112	$ 33,112	27,034	22,750	22,576	25,992	27,960	21,882	19,045	18,177	17,425	14,646	13,778	14,530	14,183	11,925	11,462	10,884	10,594	10,363	10,363	9,668
Average Annual Return, Percent	11.98%	8.50%	7.60%
Russell Mid Cap Value Index, FNKCX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 33,112	$ 33,112	$ 33,112	27,034	22,750	22,576	25,992	27,960	21,882	19,045	18,177	17,425	14,646	13,778	14,530	14,183	11,925	11,462	10,884	10,594	10,363	10,363	9,668
Average Annual Return, Percent	11.98%	8.50%	7.60%
Russell Mid Cap Value Index, FNKIX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Mid Cap Value Index
Account Value	$ 33,112	$ 33,112	$ 33,112	27,034	22,750	22,576	25,992	27,960	21,882	19,045	18,177	17,425	14,646	13,778	14,530	14,183	11,925	11,462	10,884	10,594	10,363	10,363	9,668
Average Annual Return, Percent	11.98%	8.50%	7.60%
HFRX Equity Market Neutral Index, EVDAX
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Market Neutral Index
Account Value	$ 8,360	$ 8,360	$ 8,360	8,290	8,255	8,152	8,083	8,221	8,221	8,186	8,186	8,325	8,467	8,431	8,611	8,647	8,538	8,574	8,574	8,831	8,574	8,502	8,396
Average Annual Return, Percent	4.82%	0.37%	0.17%
HFRX Equity Market Neutral Index, EVDIX
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Market Neutral Index
Account Value	$ 8,360	$ 8,360	$ 8,360	$ 8,290	$ 8,255	$ 8,152	$ 8,083	$ 8,221	$ 8,221	$ 8,186	$ 8,186	$ 8,325	$ 8,467	$ 8,431	$ 8,611	$ 8,647	$ 8,538	$ 8,574	$ 8,574	$ 8,831	$ 8,574	$ 8,502	$ 8,396
Average Annual Return, Percent	4.82%	0.37%	0.17%